CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY / (DEFICIT) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY / (DEFICIT)
Foreign currency translation adjustment, net of income taxes	$ 0	$ 0	$ 0